Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies
2.	Significant accounting policies

The significant Company’s accounting policies are summarized below.

2.1         Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis.

The significant accounting policies applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of dollar, unless otherwise indicated, rounded to the nearest $ ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the “Board”) on March 15, 2023.

2.2       Adoption of new and revised standards

New standards and interpretations applicable for the annual period beginning on January 1, 2022

New standards and interpretations for the annual period beginning on January 1, 2022 did not have any material impact on our consolidated financial statements.

New standards and interpretations issued, but not yet applicable for the annual period beginning on January 1, 2022

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective. Of the standards that are not yet effective, we expect no standard to have a material impact on our financial statements in the period of initial application.

2.3         Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The results of the subsidiaries are included in the consolidated statements of profit or loss and consolidated statements of other comprehensive income from the effective date of acquisition up to the date when control ceases to exist. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All inter-company transactions and unrealized gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

2.4         Foreign currency transactions

2.4.1 Functional and presentation currency

Items included in the consolidated financial statements of each of our entities are valued using the currency of their economic environment in which the entity operates. The consolidated financial statements are presented in USD ($), which is the Company’s presentation currency.

2.4.2 Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

2.4.3 Financial statements of foreign entities

For foreign entities using a different functional currency than USD:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet.
●	income and expenses for each statement presenting profit or loss and statements of other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).
●	all resulting exchange differences are recognised in the statements of other comprehensive income.

2.5         Intangible assets

2.5.1 Internally generated intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognized, development expenditures are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized.

2.5.2 Acquired In-Process R&D, Software and Databases and Other intangible assets

Intangible assets with finite useful lives that are acquired separately related to in-process research and development projects, software and databases and other intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

Payments for acquired in-process research and development projects obtained through in-licensing arrangements are capitalized as intangible assets provided that they are separately identifiable, controlled by the Company and expected to provide future economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired research and development assets and the amount of the payments is determinable, upfront and milestone payments to third parties for pharmaceutical products or compounds for which regulatory marketing approval has not yet been obtained are recognized as intangible assets.

Other intangible assets includes the Priority Review Voucher (“PRV”) which the Company can use to obtain the priority review by the FDA for one of its future regulatory submissions or may sell or transfer to a third party. The PRV is initially measured at cost and reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

2.5.3 Amortization of intangible assets

Intangible assets, which comprises of acquired in-process research and development, software and databases and other intangible assets, are amortized on a straight-line basis over the estimated useful life as from the time they are available for use, or when the underlying drug candidate is approved, generally on the following basis:

●	Acquired In-Process R&D – the longer of the patent protection life and the useful life of the combined product
●	Software and Databases – 3 – 5 years

The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

During 2022, the Company used the PRV to accelerate the review of drug application of subcutaneous efgartigimod for the treatment of generalized mysthania gravis (“gMG”), the intangible asset for $99.1 million was amortized and derecognized upon filing of the related Biologic License Application (“BLA”).

2.5.4 Derecognition of intangible assets

An intangible asset is derecognized either on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income when the asset is derecognized.

2.6         Property, plant and equipment

Items of property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the consolidated statement of financial position at their cost, less accumulated depreciation and impairment losses.

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets (other than freehold land and properties under construction) less their residual values over their useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

●	Office and lab equipment: 3–5 years
●	IT equipment: 3 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds, if any, and the carrying amount of the asset and is recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income.

2.7 Inventories

Inventories are carried at cost or net realisable value, whichever is lowest. Cost is determined using the first-in, first-out method. Cost comprises of costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

If the expected sales price less completion costs to execute sales (net realizable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Included in inventory are products which could, besides commercial activities, be used in preclinical and clinical programs as well as in non-reimbursed pre-approval access program. These products are charged to research & development expenses or selling, general and administrative expenses, respectively, when dedicated to this channel.

We capitalize inventory costs associated with products prior to the regulatory approval of these products, or for inventory produced in production facilities not yet approved, when it is highly probable that the pre-approval inventories will be saleable. The determination to capitalize is based on the particular facts and circumstances relating to the expected regulatory approval of the product or production facility being considered. The assessment of whether or not the product is considered highly probable to be saleable is made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concern, potential labelling restrictions and other impediments.

Previously capitalized costs related to pre-launch inventories could be required to be written down upon a change in such judgement or due to a denial or delay of approval by regulatory bodies, a delay in commercialization or other potential factors, which will be recorded to research and development expenses in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income.

2.8 Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The lease liability is presented as a separate line in the consolidated statements of financial position.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The right-of-use assets are presented in the consolidated statements of financial position under the caption “Property, plant and equipment”.

2.9         Impairment of assets

2.9.1 Financial Assets

The impairment loss of a financial asset measured at amortised cost is calculated based on the expected loss model.

For trade receivables, in the absence of a significant financing component, the allowance is measured at an amount equal to lifetime expected credit losses. Those are the expected credit losses that result from possible default events over the expected life of those trade receivables.

2.9.2 Property, plant and equipment and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income.

2.10         Financial instruments

Financial assets and financial liabilities are recognized in the consolidated statements of financial position when the Company becomes party to the contractual provisions of the instrument. The Company does not use currency derivatives to hedge planned future cash flows, nor does it make use of forward foreign exchange contracts. Additionally, the Company does not have financial debt at December 31, 2022.

2.10.1 Financial assets

Financial assets are initially recognized either at fair value or at transaction price. All recognized financial assets are subsequently measured at either amortized cost or fair value under IFRS 9 on the basis of both the Company’s model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

●	A financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (FVTPL) under the fair value option.
●	A financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual term that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding, is measured at fair value through other comprehensive income (FVTOCI), unless the asset is designated at FVTPL under the fair value option.
●	All other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or the Company transfers the right to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

The Company classifies non-derivative financial assets into the following categories:

●	financial asset at fair value through profit or loss or OCI (non-current financial assets, current financial assets and cash equivalents)
●	financial assets at amortized cost (receivables and cash and cash equivalents)

Financial assets at fair value through profit or loss or OCI

Financial assets are designated at fair value through profit or loss if the Company manages such investments and makes purchases and sales decisions based on their fair value in accordance with the Company’s investment strategy. Attributable transaction costs are recognised in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, which take into account any dividend income, are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income.

2.10.1.1 Non-current financial assets at fair value through profit or loss or OCI

The Company holds investments in non-current financial assets, which based on IFRS 9, are designated as financial assets at fair value through profit or loss or financial assets at fair value through OCI. The fair value of listed investments is based upon the closing price of such securities at each reporting date. If there is no active market for an equity instrument, the Company establishes the fair value by using valuation techniques.

Based on IFRS 9, the Company irrevocably elected to designate specific investments as a financial asset at fair value through OCI as the participation is not held for trading purposes nor contingent consideration recognised by an acquirer in a business combination.

2.10.1.2 Current financial assets at fair value through profit or loss

Current financial assets measured at fair value through profit or loss comprise of money market funds.

2.10.1.3 Cash equivalents measured at fair value through profit or loss

Cash equivalents measured at fair value through profit or loss comprise of money market funds that are readily convertible to cash and are subject to insignificant risk of changes in value. These financial assets are used by the Company in the management of the short-term commitments.

Financial assets at amortized cost

2.10.1.4. Receivables

Trade and other receivables are designated as financial assets measured at amortized cost. They are initially measured either at fair value or at transaction price, in the absence of a significant financing component less adjustments for estimated revenue deductions such as rebates, chargebacks and returns.

All receivables are subsequently measured at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Receivables mainly comprise trade and other receivables and current and non-current research and development incentive receivables. These research and development incentive receivables relate to refunds resulting from research and development incentives on research and development expenses in Belgium and are credited to the consolidated statements of profit or loss and the consolidated statements of other comprehensive income under the line “Other operating income” when the relevant expenditure has been incurred and there is a reasonable assurance that the research and development incentives are receivable.

Loss allowance for expected credit losses are established using a simplified approach of forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated statements of financial position and the estimated collectible amount. Charges for loss allowance for expected credit losses are recorded as marketing and selling costs recognized in the consolidated statements of profit or loss and consolidated statements of other comprehensive income within “Selling, general and administrative” expenses.

2.10.1.5 Cash

Cash are financial assets measured at amortized cost and comprise of cash balances and savings accounts.

2.10.1.6 Cash equivalents measured at amortized costs

Cash equivalents measured at amortized cost comprise of term accounts that have an initial maturity of less than 3 months that are subject to an insignificant risk of changes in values. The financial assets are used by the Company in the management of short-term commitments.

Cash and cash equivalents exclude restricted cash, which is presented in the consolidated statements of financial position under the line “Other non-current assets”.

2.10.1.7 Current financial assets measured at amortized costs

Current financial assets include financial assets measured at amortized costs and comprise of term accounts that have an initial maturity equal or less than 12 months, but exceeding 3 months.

2.10.2 Financial Liabilities

Financial liabilities are initially measured at their transaction price. Subsequent to initial recognition, financial liabilities are measured at amortized cost.

Financial liabilities mainly comprise of trade and other payables and other liabilities.

Trade and other liabilities are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expense related to the Company’s research and development costs and gross-to-net accruals.

2.11	Investment in joint venture

The Group has an investment which qualifies as joint ventures under IAS 28 Investment in associates and joint ventures. For joint ventures and associates, the Group recognises its interest in the joint venture or associate as an investment and uses the equity method of accounting. The Group recognises its initial investment at cost and the investors’ share of the profits or losses is determined based on the proportionate ownership interest.

Investment in joint ventures on December 31, 2022 was related to the investment in Onco Verity Inc. In July 2022, the Company entered into a joint venture agreement with the University of Colorado Anschutz Medical Campus and UCHealth and created a separate legal entity, OncoVerity, Inc., which is focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in acute myeloid leukemia (AML). The Company contributed $2 million and the investment has been designated as investment in joint venture and accounted under IAS 28 Investment in associates and joint ventures. The share of net loss resulting from investment in joint ventures is presented in consolidated statements of profit or loss in line “Loss from investment in joint ventures”.

2.12 Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company has never distributed any dividends to its shareholders. As of December 31, 2022, no profits were available for distribution.

2.13       Short-term employee benefits

Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company. They are recognized as expenses for the period in which employees perform the corresponding services.

2.14       Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the acceptance date. Equity settled share based payments includes expenses related to stock options and restricted stock units granted by the Company.

The fair value determined at the acceptance date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled share-based payment reserve.

2.15       Deferred revenue

Current and non-current deferred revenue relates to cash received from collaboration & license agreements prior to completion of the earnings process. These payments are recognized as revenue over the estimated duration of the Company’s involvement in the research and development programs provided for under the terms of the agreements.

2.16       Income taxes

Income tax in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income represents the total of the current tax and deferred tax.

The current tax is based on taxable profit for the year. Taxable profit differs from profit as reported in the consolidated statements of profit or loss and consolidated statements of other comprehensive income as it excludes items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is not probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period.

2.17       Revenue and other operating income recognition

2.17.1 Product net sales

Revenue from the sale of goods is recognized at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods to a customer, at the time when the customer obtains control of the goods rendered, this means when the customer has the ability to direct the use of the asset. The consideration that is committed in a contract with a customer can include fixed amounts, variable amounts, or both. The amount of the consideration may vary due to discounts, rebates, returns, chargebacks or other similar items. Contingent consideration is included in the transaction price when it is highly probable that the amount of revenue recognized is not subject to future significant reversals.

Our product net sales consists of sales of VYVGART in U.S., Japan and Europe. Product net sales are recognized once we satisfy the performance obligation at a point in time under the revenue recognition criteria in accordance with IFRS 15 Revenue from contracts with customers.

Revenue arising from the commercial sale of VYVGART is presented in the consolidated statements of profit or loss under “Product net sales”. In accordance with IFRS 15 Revenue from contracts with customers, such revenue is recognized when the product is physically transferred, in accordance with the delivery and acceptance terms agreed with the customer. Payment of the transaction price is payable at the point the customer obtains the legal title to the goods.

The amount of revenue recognized reflects the various types of price reductions or rights of return offered by the Company to its customers. Such price reductions and rights of return qualify as variable consideration under IFRS 15 Revenue from contracts with customers.

Products sold are covered by various Government and State programs (such as Medicare and Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements. Rebates, chargebacks and other incentives are recognized in the period in which the underlying sales are recognized as a reduction of product sales.

Our significant components of variable consideration are as follows:

Co-payment assistance: We provide co-payment assistance to patients who have commercial insurance and meet certain eligibility requirements. We use the expected-value method for estimating co-payment assistance based on estimates of program redemption using data provided by third-party administrators. Estimates for the co-payment assistance are adjusted quarterly to reflect actual experience. We record an accrued liability for unredeemed co-payment assistance related to products for which control has been transferred to customers.

Chargebacks: Chargebacks are discounts that occur when contracted parties purchase directly from a specialty distributor. Contracted parties, which currently consist primarily of Public Health Service Institutions and federal government entities purchasing via the Federal Supply Schedule, generally purchase the product at a discounted price. The specialty distributor, in turn, charges back the difference between the price initially paid by the specialty distributor and the discounted price paid to the specialty distributor by the contracted parties to the Company. The reserves for chargeback are based on known sales to contracted parties. We establish the reserves for chargebacks in the same period that the related revenue is recognized, resulting in an accrued liability and reduction of product gross sales.

Rebates: We are subject to government mandated rebates for Medicaid Drug Rebate Program, Medicare Part D Prescription Drug Benefit Program, and other government health care programs in the U.S. Rebate amounts are based upon contractual agreements or legal requirements with public sector benefit providers. We use the expected-value method for estimating these rebates. The expected utilization of rebates is estimated based on third-party data from the specialty pharmacies and specialty distributor. Estimates for these rebates are adjusted quarterly to reflect the most recent information. We record an accrued liability and reduction of product sales for unpaid rebates related to products for which control has been transferred to customers.

Medicare Part D Coverage Gap: The Medicare Part D coverage gap is a federal program to subsidize the costs of prescription drugs for Medicare beneficiaries in the U.S., which mandates manufacturers to fund a portion of the Medicare Part D insurance coverage gap for prescription drugs sold to eligible patients. Funding of the coverage gap is generally invoiced and paid in arrears. We estimate the impact of the Medicare Part D coverage gap using the expected-value method based on an amount expected to be incurred for the current quarter’s activity, plus an accrual balance for known prior quarters. Estimates for the impact of the Medicare Part D coverage gap are adjusted quarterly to reflect actual experience. We record an accrued liability for unpaid reserves related to the Medicare Part D coverage gap.

Distributor fees: The specialty distributor provides distribution services to the Company for a fee, based on a contractually determined fixed percentage of sales. As the services being provided by the specialty distributor are not distinct, the recurring service fees paid to specialty distributors are treated as variable consideration and a reduction to the transaction price. We estimate these distributor fees and record such estimates in the same period the related revenue is recognized, resulting in a reduction of product gross sales. We record an accrued liability for unpaid distributor fees.

The estimated amounts described above are recognized in the consolidated statement of Profit or Loss within “Product net sales” as a reduction of gross sales, and within “Trade and other payables” in the consolidated statements of financial position. They are subject to regular review and adjustment as appropriate based on the most recent data available to management. Each of the above items require significant estimates, judgement and information obtained from external sources. If management’s estimates differ from actual results, we will record adjustments that would affect product sales in the period of adjustment.

2.17.2 Collaborations and license agreements

Collaboration revenue have consisted principally of milestones, license fees, non-refundable upfront fees and research and development service fees in connection with collaboration and license agreements.

The Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. In order to determine revenue recognition for agreements that the Company determines to be in the scope of IFRS 15, following five steps are performed:

1. Identify the contracts

In our current collaboration and license agreements, we are mainly licensing our intellectual property and/or providing research and development products/services, which might include a cost-sharing mechanism and/or in the future, selling our products to collaborative partner entities. Revenue is generated through these arrangements via upfront payments, milestone payments based on clinical and regulatory criteria, research and development service fees and future sales based milestones and sales based royalties. In some cases, the collaboration and license agreements also include an equity subscription component. If this is the case, the Company analyses if the criteria to combine contracts, as set out by IFRS 15, are met.

2. Identify performance obligations

Depending on the type of contract, there can be one or more distinct performance obligations under IFRS 15. This is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract.

For our material ongoing collaboration and license agreement (i.e., the Zai Lab Agreement), the Company has assessed that there is more than one distinct performance obligation, being the transfer of a license and supply of clinical and commercial product.

This is because the Company considers the performance obligations is distinct in the context of the contract as the license has stand-alone value without the Company being further involved in the research and development collaboration and that there is no interdependence between the license and the clinical and commercial supply to be provided.

For other material collaboration and license agreements, the Company has assessed that there is one single performance obligation in our collaboration and license agreements, being the transfer of a license combined with performance of research and development services.

3. Determine the transaction price

Our material ongoing collaboration and license agreements include non-refundable upfront payments or license fees, milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones, royalties on sales and research and development service fees.

3.1 Non-refundable upfront payments or license fees

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable upfront fees allocated to this license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For all our material ongoing collaboration and license agreements, the Company considers the performance obligations related to the transfer of the license as distinct from the other promises to transfer goods and/or services. The Company utilizes judgement to assess the nature of the performance obligation to determine whether the performance obligation is satisfied over time or at a point in time. If over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

3.2 Milestone payments other than sales based milestones

A milestone payment, being a variable consideration, is only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company estimates the amount to be included in the transaction price upon achievement of the milestone event. The transaction price is then allocated to each performance obligation on a stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and, if necessary, adjusts the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

3.3 Research and development service fees

Our material ongoing collaboration and license agreements may include reimbursement or cost sharing for research and development services. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by us. Such costs reimbursements received are recognized in revenues when costs are incurred and agreed by the parties.

3.4 Sales based milestone payments and royalties

Our material ongoing collaboration and license agreements include sales based royalties, including commercial milestone payments based on the level of sales, and the license has been deemed to be the predominant item to which the royalties and commercial milestone payments relate. Related revenue is recognized as the subsequent underlying sales occur.

4. Allocate the transaction price

In principle, an entity shall allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. As our ongoing collaboration and license agreement (i.e. the Zai Lab Agreement) contains more than one performance obligation, the Company assesses to allocate the transaction price to all performance obligations identified.

5. Recognize revenue

Revenue is recognized when the customer obtains control of the goods and/or services as provided in the collaboration and license agreements. The control can be transferred over time or at a point in time – which results in the recognition of revenue over time or at a point in time.

As our ongoing collaboration and license agreement (i.e. the Zai Lab Agreement) contains more than one performance obligation, the Company recognized revenue at point in time for transfer of license and the Company recognizes revenue over time for supply of clinical and commercial products as the customer simultaneously receive the benefits provided by the Company’s performance, satisfied over time.

Other ongoing collaboration and license agreements only contain one single performance obligation which is, as the customer simultaneously receive the benefits provided by the Company’s performance, satisfied over time. As such, the Company recognizes revenue over time. The recognition of revenue over time is based on a pattern that best reflects the satisfaction of the related performance obligation, applying the input method. The input method estimates the satisfaction of the performance obligation as the percentage of total collaboration costs that are completed each period compared to the total estimated collaboration costs.

Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing collaboration and license agreements.

2.17.3 Grants, research and development incentives, payroll tax rebates and changes in fair value on non-current financial assets

Because it carries out extensive research and development activities, the Company benefits from various grants, research and development incentives and payroll tax rebates from certain governmental agencies. These grants, research and development incentives and payroll tax rebates generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company and are credited to the consolidated statements of profit or loss, under the line “Other operating income”, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or research and development incentives are receivable. Fair value gains resulting from the change in the fair value of non-current financial assets are credited to the consolidated statements of profit or loss, under the line “Other operating income”.

2.18       Cost of sales

Cost of sales are related to the sale of VYVGART and are recognised when the associated revenue is recognised. Cost of sales include material, manufacturing costs and other costs attributable to production, including shipping costs, as well as royalties payable on sales of VYVGART.

2.19       Trade receivables

Trade receivables are initially recognized at their invoiced amounts less adjustments for estimated revenue deductions such as rebates, chargebacks and returns.

Loss allowance for expected credit losses are established using a simplified approach of forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated statements of financial position and the estimated collectible amount. Charges for loss allowance for expected credit losses are recorded as marketing and selling costs recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income within “Selling, general and administrative” expenses.

2.20       Segment reporting

Segment results include revenue and expenses directly attributable to a segment and the relevant portion of revenue and expenses that can be allocated on a reasonable basis to a segment. Segment assets and liabilities comprise those operating assets and liabilities that are directly attributable to the segment or can be allocated to the segment on a reasonable basis. Segment assets and liabilities do not include income tax items.

The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision-maker is the Board of Directors.